Note Deposits (Summary of certificates of deposit by maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits Abstract
2019	$ 4,191,832
2020	1,460,072
2021	834,767
2022	492,480
2023	576,596
2024 and thereafter	61,017
Total certificates of deposit	$ 7,616,764	$ 7,514,878